UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                        FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Mountain Pacific Investment Advisers, Inc.
Address:	877 Main St.  Suite 704
		Boise, ID  83702

Form 13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Rod MacKinnon
Title:	Secretary/Treasurer
Phone:	208-336-1422
Signature, Place, and Date of Signing:

	Rod MacKinnon	Boise, Idaho	October 31, 2000

Report Type (Check only one.)

[x]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ] 	13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	77
Form 13F Information Table Value Total:	$268,414

List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APW Ltd                        COM                            5918 121400.00SH       SOLE                121400.00
Abbott Laboratories            COM              002824100     3200 67275.00 SH       SOLE                 67275.00
Actuant Corp Cl A              COM              00508X104      478 121400.00SH       SOLE                121400.00
Acxiom Corp                    COM              005125109     3405 107250.00SH       SOLE                107250.00
Affiliated Computer Services I COM              008190100     7085 142050.00SH       SOLE                142050.00
Airgas Inc                     COM              009363102      688 101000.00SH       SOLE                101000.00
Albertson's Inc                COM              013104104     1408 67068.34 SH       SOLE                 67068.34
Alza Corp                      COM              022615108     1964 22700.00 SH       SOLE                 22700.00
AmSouth Bancorporation         COM              032165102     1821 145689.00SH       SOLE                145689.00
American Home Products         COM              026609107      970 17150.00 SH       SOLE                 17150.00
AptarGroup Inc                 COM              038336103     8127 339500.00SH       SOLE                339500.00
Arrow Electronics, Inc         COM              042735100     6116 179550.00SH       SOLE                179550.00
BISYS Group Inc                COM              055472104     5853 75700.00 SH       SOLE                 75700.00
BJ's Wholesale Club, Inc       COM              15548J106     2007 58800.00 SH       SOLE                 58800.00
Baldor Electric                COM              057741100     5800 285522.00SH       SOLE                285522.00
Biomet, Inc                    COM              090613100     4007 114500.00SH       SOLE                114500.00
Bristol-Myers Squibb Co        COM              110122108      320  5600.00 SH       SOLE                  5600.00
C R Bard                       COM              067383109     3657 86550.00 SH       SOLE                 86550.00
Charter One Financial          COM              160903100      832 34125.00 SH       SOLE                 34125.00
Cintas Corp                    COM              172908105     2489 57125.00 SH       SOLE                 57125.00
Comcast Corp Cl A SPL          COM              200300200      287  7000.00 SH       SOLE                  7000.00
Comerica Inc                   COM              200340107     1457 24926.19 SH       SOLE                 24926.19
Compass Bancshares Inc         COM              20449H109     2170 111300.00SH       SOLE                111300.00
Computer Horizons Corp         COM              205908106      468 68700.00 SH       SOLE                 68700.00
Computer Task Group            COM              205477102      133 42600.00 SH       SOLE                 42600.00
Conmed Corp                    COM              207410101     1180 86200.00 SH       SOLE                 86200.00
Costco Wholesale Corp          COM              22160K105      393 11250.00 SH       SOLE                 11250.00
Danaher Corp                   COM              235851102    13482 271000.00SH       SOLE                271000.00
Donaldson Co                   COM              257651109     7586 344800.00SH       SOLE                344800.00
Dyersburg Corp                 COM              267575108        1 10000.00 SH       SOLE                 10000.00
Electronic Data Systems Corp   COM              285661104      588 14172.00 SH       SOLE                 14172.00
Entercom Communications Corp   COM              293639100      299 10000.00 SH       SOLE                 10000.00
Equifax Inc                    COM              294429105     7003 259975.79SH       SOLE                259975.79
Exxon Mobil Corp               COM              30231G102     1530 17168.00 SH       SOLE                 17168.00
FIserv Inc                     COM              337738108    21466 358509.00SH       SOLE                358509.00
Fifth Third Bancorp            COM              316773100     1847 34274.00 SH       SOLE                 34274.00
First Data Corp                COM              319963104    10696 273815.00SH       SOLE                273815.00
First Security Corp            COM              336294103      543 33284.00 SH       SOLE                 33284.00
Firstar Corp                   COM              33763V109      219  9800.00 SH       SOLE                  9800.00
Forward Air Corp               COM              349853101      352 10000.00 SH       SOLE                 10000.00
General Electric Co            COM              369604103      385  6675.00 SH       SOLE                  6675.00
Hain Celestial Group           COM              405217100     1521 43300.00 SH       SOLE                 43300.00
Health Management Associates I COM              421933102     1041 50000.00 SH       SOLE                 50000.00
Hewlett-Packard Co             COM              428236103      349  3600.00 SH       SOLE                  3600.00
IdaCorp Inc                    COM              451107106      333  7200.00 SH       SOLE                  7200.00
Idex Corp                      COM              45167R104     8267 295899.00SH       SOLE                295899.00
Infinity Broadcasting Corp Cl  COM              45663G107     1384 41950.00 SH       SOLE                 41950.00
Intel Corp                     COM              458140100      399  9600.00 SH       SOLE                  9600.00
International Business Machine COM              459200101     1588 14115.00 SH       SOLE                 14115.00
Keane Inc                      COM              486665102     1629 93600.00 SH       SOLE                 93600.00
Kroger Co                      COM              501044101      546 24200.00 SH       SOLE                 24200.00
Littelfuse Inc                 COM              537008104     1484 50000.00 SH       SOLE                 50000.00
Merck & Co                     COM              589331107     2408 32350.00 SH       SOLE                 32350.00
Metro Information Services Inc COM              59162P104      732 106500.00SH       SOLE                106500.00
National City Corp             COM              635405103     6776 306250.00SH       SOLE                306250.00
National Commerce Bancorporati COM              635449101      488 24500.00 SH       SOLE                 24500.00
North Fork Bancorp             COM              659424105     9511 439825.00SH       SOLE                439825.00
Old Kent Financial Corp        COM              679833103      605 20913.00 SH       SOLE                 20913.00
Pfizer Inc                     COM              717081103     2720 60520.00 SH       SOLE                 60520.00
Pinnacle West Capital Corp     COM              723484101     1964 38600.00 SH       SOLE                 38600.00
Robert Half International Inc  COM              770323103     3379 97400.00 SH       SOLE                 97400.00
Royal Dutch Petroleum Co       COM              780257804      278  4640.00 SH       SOLE                  4640.00
Sealed Air Corp                COM              81211K100    11384 251575.00SH       SOLE                251575.00
Teleflex Inc                   COM              879369106    11387 331250.00SH       SOLE                331250.00
Tyco International             COM              902124106    23258 448350.00SH       SOLE                448350.00
U.S. Bancorp                   COM              902973106    11495 505271.00SH       SOLE                505271.00
Universal Health Services      COM              913903100     8991 105000.00SH       SOLE                105000.00
Viad Corp                      COM              92552R109     2284 86000.00 SH       SOLE                 86000.00
Washington Mutual Inc          COM              939322103      263  6600.00 SH       SOLE                  6600.00
Westamerica Bancorp            COM              957090103     1889 56500.00 SH       SOLE                 56500.00
Whole Foods Market Inc         COM              966837106     1637 30500.00 SH       SOLE                 30500.00
Zions Utah Bancorp             COM              989701107     9137 178670.00SH       SOLE                178670.00
Equity Invest. Fund -Cohen & S COM              294710512       50 53340.0000SH      SOLE               53340.0000
Franklin Templeton, Oregon Tax COM              354723785      213 19116.7610SH      SOLE               19116.7610
Lord Abbett Affiliated Fund Cl COM              544001100      379 23553.3040SH      SOLE               23553.3040
Putnam Tax Exempt Income Fund  COM              746870104      161 18868.9480SH      SOLE               18868.9480
Technology Select Sector SPDR  COM              81369Y803      257 5550.0000SH       SOLE                5550.0000